RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH	RESTRICTED CASHThe Company had long-term restricted cash of $38.6 million as at December 31, 2020 (December 31, 2019 - $28.1 million), to guarantee the environmental indemnities related to the Essakane mine.